OMB Number: 3235-0675

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

CITIMORTGAGE, INC.1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

    X      Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1)

Date of Report (Date of filing): February 14, 2020

Commission File Number of securitizer: 025-00914

Central Index Key Number of securitizer: 0000943489

Daniel P. Hoffman, CitiMortgage, Inc., (636) 261-1303

Stephen Kudenholdt, Dentons US LLP, (212) 768-6847

Name and telephone number, including area code, of the persons to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

____	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

______________

1 CitiMortgage, Inc., successor by merger to AAMC, Inc., formerly known as ABN AMRO Mortgage Corporation

REPRESENTATION AND WARRANTY INFORMATION

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

CitiMortgage, Inc., successor by merger to AAMC, Inc., formerly known as ABN AMRO Mortgage Corporation, as securitizer, is filing this Form ABS-15G to provide notice that its obligation to file under Rule 15Ga-1(c)(2) has terminated pursuant to Rule 15Ga-1(c)(3). The last payments on asset-backed securities of the securitizer held by non-affiliates were made in December 2018.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CITIMORTGAGE, INC.
Date: February 14, 2020	/s/ Daniel P. Hoffman
	Name:	Daniel P. Hoffman
	Title:	Vice President
(senior officer in charge of securitization of the securitizer)